Note 8 - Commitments and Contingencies (Details) - Future Minimum Annual Lease Payments - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Future Minimum Annual Lease Payments [Abstract]
2015		$ 444,746
2016	$ 1,242,706	465,404
2017	1,101,769	440,212
2018	580,604	293,812
2019	247,301	154,055
	$ 3,906,651	$ 1,798,229